Pro Forma Condensed Consolidated Balance Sheet $ in Thousands	Jun. 30, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 22,862
Prepaid expenses and other current assets	2,306
Total current assets	25,168
Operating lease right-of-use asset	76
Equipment, net	67
Other assets, non-current	1,986
Total assets	27,297
Current liabilities
Accounts payable	724
Accrued expenses and other current liabilities	2,985
Total current liabilities	3,709
Total liabilities	3,709
Mezzanine equity
Preferred stock, par value of $0.00001 per share; 10,000,000 shares authorized at June 30, 2024; no shares issued or outstanding as of June 30, 2024, actual; 161 shares issued and outstanding as of June 30, 2024, pro forma
Stockholders’ equity
Common stock, par value of $0.00001 per share; 300,000,000 shares authorized at June 30, 2024; 1,084,841 issued and outstanding at June 30, 2024; actual, 1,147,435 issued and outstanding at June 30, 2024, pro forma
Additional paid-in capital	290,291
Accumulated deficit	(266,900)
Accumulated other comprehensive gain	197
Total stockholders’ equity	23,588
Total liabilities and stockholders' equity	27,297
Pro Forma
Current assets
Cash and cash equivalents	20,182
Prepaid expenses and other current assets	2,306
Total current assets	22,488
Operating lease right-of-use asset	76
Equipment, net	67
Other assets, non-current	1,986
Total assets	24,617
Current liabilities
Accounts payable	724
Accrued expenses and other current liabilities	2,985
Total current liabilities	3,709
Total liabilities	3,709
Mezzanine equity
Preferred stock, par value of $0.00001 per share; 10,000,000 shares authorized at June 30, 2024; no shares issued or outstanding as of June 30, 2024, actual; 161 shares issued and outstanding as of June 30, 2024, pro forma	1,876
Stockholders’ equity
Common stock, par value of $0.00001 per share; 300,000,000 shares authorized at June 30, 2024; 1,084,841 issued and outstanding at June 30, 2024; actual, 1,147,435 issued and outstanding at June 30, 2024, pro forma
Additional paid-in capital	291,023
Accumulated deficit	(272,188)
Accumulated other comprehensive gain	197
Total stockholders’ equity	20,908
Total liabilities and stockholders' equity	24,617
Asset Acquisition Adjustments
Current assets
Cash and cash equivalents	(2,680)
Total current assets	(2,680)
Total assets	(2,680)
Mezzanine equity
Preferred stock, par value of $0.00001 per share; 10,000,000 shares authorized at June 30, 2024; no shares issued or outstanding as of June 30, 2024, actual; 161 shares issued and outstanding as of June 30, 2024, pro forma	1,876
Stockholders’ equity
Common stock, par value of $0.00001 per share; 300,000,000 shares authorized at June 30, 2024; 1,084,841 issued and outstanding at June 30, 2024; actual, 1,147,435 issued and outstanding at June 30, 2024, pro forma
Additional paid-in capital	732
Accumulated deficit	(5,288)
Total stockholders’ equity	(2,680)
Total liabilities and stockholders' equity	$ (2,680)